Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Time deposit	S/ 114,994	S/ 314,803
Viva Negocio Inmobiliario S.A.C. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit		99,078
Viva Negocio Inmobiliario S.A.C. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	4.21%
Viva Negocio Inmobiliario S.A.C. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.20%
Tren Urbano de Lima S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit	S/ 73,200	68,000
Tren Urbano de Lima S.A. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.20%
Tren Urbano de Lima S.A. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	7.32%
Tren Urbano de Lima S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco BBVA Peru
Interest rate	7.55%
Time deposit		45,000
AENZA S.A.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit		32,117
AENZA S.A.A. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	5.08%
AENZA S.A.A. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.30%
Red Vial 5 S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit		22,129
Red Vial 5 S.A. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	5.05%
Red Vial 5 S.A. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.45%
Cumbra Peru S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit		16,320
Cumbra Peru S.A. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.20%
Cumbra Peru S.A. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.80%
Aenza Servicios Corporativos S.A.C. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit		14,779
Aenza Servicios Corporativos S.A.C. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	5.05%
Aenza Servicios Corporativos S.A.C. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.35%
Unna Transporte S.A.C. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit		4,773
Unna Transporte S.A.C. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.20%
Unna Transporte S.A.C. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.35%
Unna Energia S.A [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit	S/ 4,006	4,605
Unna Energia S.A [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	5.12%
Unna Energia S.A [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.50%
Carretera Sierra Piura S.A.C. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco de Credito del Peru
Time deposit		4,371
Carretera Sierra Piura S.A.C. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	5.05%
Carretera Sierra Piura S.A.C. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	6.35%
Concesionaria La Chira S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco BBVA Peru
Time deposit		2,149
Concesionaria La Chira S.A. [Member] | Bottom of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	5.92%
Concesionaria La Chira S.A. [Member] | Top of Range [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Interest rate	7.20%
Carretera Andina del Sur S.A.C. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco Internacional del Peru
Interest rate	5.50%
Time deposit		1,482
Vial y Vives - DSD S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco Santander Chile
Time deposit	S/ 22,317
Unna Energia S.A. [Member]
Cash and Cash Equivalents (Details) - Schedule of Deposits Bear Interest [Line Items]
Financial entites	Banco Internacional del Peru
Time deposit	S/ 15,471